UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL

PARTNERS FUND INC.

FORM N-Q

AUGUST 31, 2010

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 96.1%
Arizona — 1.7%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	$2,855,000	$3,073,408
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/29	1,000,000	1,106,620
Total Arizona				4,180,028
California — 13.8%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,188,600
California Housing Finance Agency Revenue, Home Mortgage	4.800%	8/1/37	2,000,000	1,645,240	(a)
California State, GO	5.250%	10/1/21	2,500,000	2,892,400
California State, GO, Unrefunded Balance	5.125%	6/1/24	35,000	35,576
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,524,810
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	5,000,000	5,259,850
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	3,027,765
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	3,486,540
Southern California Public Power Authority, Project Number 1	5.000%	11/1/33	2,000,000	1,928,100
Turlock, CA, Irrigation District Revenue	5.000%	1/1/35	2,500,000	2,611,650
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	2,500,000	2,546,100
University of California Revenues, AMBAC	5.000%	5/15/36	2,620,000	2,704,574
Total California				32,851,205
Colorado — 5.2%
Colorado Health Facilities Authority Revenue:
Poudre Valley Health Care	5.000%	3/1/25	2,850,000	2,908,567
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	3,500,000	3,809,190
Colorado Springs, CO, Hospital Revenue	6.375%	12/15/30	495,000	508,306	(b)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	480,000	516,298
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	4,588,360
Total Colorado				12,330,721
Connecticut — 0.3%
Connecticut State HFA, Housing Mortgage Finance Program	6.000%	11/15/38	635,000	669,804
Florida — 6.0%
Florida State Board of Education, GO	5.000%	6/1/26	5,500,000	6,383,355	(c)
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, AGM	5.000%	10/1/41	1,000,000	1,022,630
Orlando & Orange County, FL, Expressway Authority Revenue	5.000%	7/1/30	2,000,000	2,129,300
Orlando, FL, Utilities Commission, Utility System Revenue	5.250%	10/1/22	3,440,000	4,278,569
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	463,270	(d)
Total Florida				14,277,124
Illinois — 11.8%
Chicago, IL, Midway Airport Revenue:
NATL	5.500%	1/1/29	2,000,000	2,001,560
NATL	5.625%	1/1/29	3,750,000	3,751,650	(a)
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,363,950
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,176,800

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — continued
Cook County, IL, Community College District No. 524 Moraine Valley, GO, NATL	5.000%	12/1/25	$1,500,000	$1,659,990
Illinois EFA Revenue, Northwestern University	5.500%	12/1/13	2,000,000	2,178,120
Illinois Health Facilities Authority Revenue:
Refunding, Lutheran General Health System	7.000%	4/1/14	1,450,000	1,615,474
Refunding, SSM Health Care, NATL	6.550%	6/1/13	1,850,000	2,143,651	(e)
Servantoor Project, AGM	6.000%	8/15/12	1,370,000	1,432,198	(e)
South Suburban Hospital Project	7.000%	2/15/18	555,000	665,378	(e)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,457,118
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,713,975
Total Illinois				28,159,864
Indiana — 1.3%
Indiana Bond Bank Revenue	5.000%	8/1/23	715,000	746,160	(b)
Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, AMBAC	5.000%	5/1/35	2,390,000	2,341,722
Total Indiana				3,087,882
Maryland — 3.3%
Maryland State Economic Development Corp., EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,044,650
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital	6.000%	7/1/37	3,000,000	3,067,830
Suburban Hospital	5.500%	7/1/16	2,500,000	2,738,525
University of Maryland Medical Systems	6.000%	7/1/32	1,000,000	1,101,490	(b)
Total Maryland				7,952,495
Massachusetts — 1.7%
Massachusetts State HEFA Revenue, Partners Health	5.750%	7/1/32	2,405,000	2,536,024	(b)
Massachusetts State HEFA Revenue, Partners Health, Unrefunded Balance	5.750%	7/1/32	95,000	97,019
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	356,182
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,078,610
Total Massachusetts				4,067,835
Michigan — 4.8%
Detroit, MI, GO, District State Aid	5.250%	11/1/24	3,500,000	3,780,175
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	2,105,160
Refunding, Sparrow Hospital Obligated	5.000%	11/15/36	2,500,000	2,471,025
Trinity Health	5.375%	12/1/30	3,000,000	3,043,080
Total Michigan				11,399,440
Missouri — 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	2,041,860
Nevada — 0.9%
Clark County, NV, GO, AMBAC	5.000%	11/1/21	2,000,000	2,224,600
New Jersey — 2.2%
New Jersey EDA, PCR, Revenue, Public Service Electric and Gas Co. Project, NATL	6.400%	5/1/32	5,150,000	5,169,210	(a)
New York — 12.7%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	1,066,440
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,000,000	2,124,300

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York — continued
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	$500,000	$505,115
New York City, NY, GO, Unrefunded Balance	6.000%	5/15/30	20,000	20,239
New York City, NY, TFA Revenue, Unrefunded Balance, Future Tax Secured	5.500%	11/15/17	4,115,000	4,567,444
New York Liberty Development Corp., Liberty Revenue Refunding, Second Priority, Bank of America Tower	5.125%	1/15/44	5,000,000	5,147,750
New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	3,982,107
New York State Dormitory Authority Revenue, Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,195,160
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	5,203,981
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,548,550
Total New York				30,361,086
North Carolina — 3.2%
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,235,148
Wake County, NC, GO	5.000%	3/1/23	5,000,000	6,309,750
Total North Carolina				7,544,898
Ohio — 0.5%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,106,020
Oregon — 0.6%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,371,763
Pennsylvania — 1.7%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	542,990
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,990,660
Philadelphia, PA, School District, GO, AGM	5.500%	2/1/31	500,000	536,360	(b)
Total Pennsylvania				4,070,010
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	3,000,000	3,187,740
Tennessee — 2.2%
Memphis-Shelby County, TN, Airport Authority Revenue, AMBAC	6.000%	3/1/24	1,655,000	1,671,517	(a)
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/20	3,555,000	3,640,640
Total Tennessee				5,312,157
Texas — 13.9%
Aledo, TX, GO, ISD, School Building, PSF	5.000%	2/15/30	5,000,000	5,306,500
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,839,000
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,494,007
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,174,855
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	4,750,000	4,957,955	(a)(f)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	3,151,690

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — continued
Kemp, TX, ISD, GO, School Building	5.250%	2/15/33	$3,450,000	$3,766,675
Mesquite, TX, ISD No. 1, GO, Capital Appreciation, PSFG	0.000%	8/15/27	1,000,000	444,620
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,676,950
Spring, Tex, ISD, GO, SchoolHouse, PSF	5.000%	8/15/23	1,000,000	1,155,810
Texas State Turnpike Authority Revenue, First Tier, AMBAC	5.500%	8/15/39	5,000,000	5,099,700
Total Texas				33,067,762
Washington — 4.7%
Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, AMBAC	5.450%	7/1/37	2,900,000	2,926,854	(a)
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,092,420
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	3,134,340
Washington State, GO	5.000%	8/1/22	2,590,000	3,114,915
Total Washington				11,268,529
Wisconsin — 1.4%
Wisconsin State HEFA Revenue, SSM Health Care Corp.	5.000%	6/1/25	3,110,000	3,369,187
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $216,853,727)				229,071,220
SHORT-TERM INVESTMENTS— 3.9%
California — 1.8%
California Health Facilities Finance Authority Revenue, Hospital Adventist Health Systems, LOC-Wells Fargo Bank N.A.	0.190%	9/1/25	4,300,000	4,300,000	(g)(h)
Illinois — 0.4%
Illinois Development Finance Authority Revenue, Evanston Northwestern, SPA-JPMorgan Chase	0.230%	5/1/31	1,100,000	1,100,000	(g)(h)
New York — 1.5%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Landesbank Hessen-Thuringen	0.280%	6/15/39	3,600,000	3,600,000	(g)(h)
Virginia — 0.2%
Virginia Commonwealth University, VA, AMBAC, LOC-Wells Fargo Bank N.A.	0.230%	11/1/30	400,000	400,000	(g)(h)
TOTAL SHORT-TERM INVESTMENTS (Cost — $9,400,000)				9,400,000
TOTAL INVESTMENTS — 100.0% (Cost — $226,253,727#)				$238,471,220

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Security is purchased on a when-issued basis.
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2010.
(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.
(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Schedule of investments (unaudited) (cont’d)

August 31, 2010

Abbreviations used in this schedule:
AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
CDA	- Communities Development Authority
EDA	- Economic Development Authority
EDR	- Economic Development Revenue
EFA	- Educational Facilities Authority
FGIC	- Financial Guaranty Insurance Company - Insured Bonds
GO	- General Obligation
HEFA	- Health & Educational Facilities Authority
HFA	- Housing Finance Authority
ISD	- Independent School District
LOC	- Letter of Credit
MWRA	- Massachusetts Water Resources Authority
NATL	- National Public Finance Guarantee Corporation - Insured Bonds
PCR	- Pollution Control Revenue
PSF	- Permanent School Fund
PSFG	- Permanent School Fund Guaranty
SPA	- Standby Bond Purchase Agreement - Insured Bonds
TFA	- Transitional Finance Authority

Summary of Investments by Industry †

Health Care	19.2%
Local General Obligation	15.8
Power	12.0
Special Tax Obligation	10.6
Industrial Revenue	10.2
Transportation	9.0
Water & Sewer	5.5
Pre-Refunded/Escrowed to Maturity	4.0
State General Obligation	3.2
Education	3.0
Leasing	2.2
Housing	1.0
Solid Waste/Resource Recovery	0.2
Other	0.2
Short-Term Investments	3.9
100.0%

† As a percentage of total investments. Please note that Fund holdings are as of August, 31, 2010 and are subject to change.

Ratings Table*

S&P/Moody’s/Fitch**
AAA/Aaa	27.8%
AA/Aa	29.7
A	30.9
BBB/Baa	7.2
NR	0.5
A-1/VMIG 1	3.9
100.0%

* As a percentage of total investments.

** The ratings shown are based on each portfolio security’s rating as determined by S&P, Moody’s, or Fitch, each a Nationally Recognized Statistical Ratings Organization (“NRSRO”).  These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance.  Securities may be rated by other NRSROs, and these ratings may be higher or lower.  In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 6 through 9 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	—	An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	—

An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	—

An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C	—

Obligations rated “BB”, “B”, “CCC”, “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

D	—

An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to “D” upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the highest quality, with minimal credit risk.
Aa	—	Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.
A	—	Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.
Baa	—	Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	—	Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.
B	—	Obligations rated “B” are considered speculative and are subject to high credit risk.
Caa	—	Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Bond Ratings (unaudited)(continued)

Ca	—	Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.
C	—	Obligations rated “C” are the lowest rated class of bonds and are typically in default, with little prospect of recovery for principal and interest.

.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—

Bonds rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	—

Bonds rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	—

Bonds rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB	—

Bonds rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—

Bonds rated “D” indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

NR	—	indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

Standard & Poor’s Short-Term Notes Ratings

SP-1	—

A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	—

A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Bond Ratings (unaudited)(continued)

SP-3	—	A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issuer Credit Ratings

A-1	—

A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	—

A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	—

A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	—

A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1	—

Moody’s highest rating for issues having a demand feature— VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2	—

This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3	—

This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Obligation Ratings

MIG 1	—	Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable

Bond Ratings (unaudited)(continued)

liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2	—	This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.
MIG 3	—	This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	—	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Security Ratings

P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.
P-2	—	Have a strong ability to repay short-term debt obligations.
P-3	—	Have an acceptable ability to repay short-term debt obligations.
NP	—	Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligation Ratings

F1	—	Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	—	Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.
F3	—	Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock.  The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal bonds†	—	$229,071,220	—	$229,071,220
Short-term investments†	—	9,400,000	—	9,400,000
Total investments	—	$238,471,220	—	$238,471,220

†See Schedule of Investments for additional detailed categorizations.

(b) Securities Traded on a When-Issued Basis.  The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Notes to Schedule of Investments (unaudited) (continued)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(c) Security Transactions.  Security transactions are accounted for on a trade date basis.

2.  Investments

At August 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,490,579
Gross unrealized depreciation	(273,086)
Net unrealized appreciation	$12,217,493

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended August 31, 2010, the volume of derivative activity for the Fund was as follows:

Average market value
Futures contracts (to sell)†	$6,140,625

†At August 31, 2010, there were no open positions held in this derivative.

ITEM 2.                                                     CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                     EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: October 25, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date: October 25, 2010